Fair value measurement Assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
	May 01, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		£ 60,765	£ 58,787
Liabilities		(41,430)	(39,939)
Net assets		19,335	18,848
Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		3,100	4,524
Liabilities		(1,780)	(1,061)
Net assets		1,320	3,463
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1,302	2,406
Liabilities		(645)	0
Net assets		657	2,406
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1,602	1,862
Liabilities		(861)	(779)
Net assets		741	1,083
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		196	256
Liabilities		(274)	(282)
Net assets		(78)	(26)
Derivatives [member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(1,022)	(945)
Derivatives [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0	0
Derivatives [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(828)	(725)
Derivatives [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(194)	(220)
Commodity Derivatives [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(113)	(116)
Commodity Derivatives [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0	0
Commodity Derivatives [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(33)	(54)
Commodity Derivatives [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(80)	(62)
Liabilities Held at Fair Value [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(645)	0
Liabilities Held at Fair Value [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(645)	0
Liabilities Held at Fair Value [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0	0
Liabilities Held at Fair Value [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0	0
Available-for-Sale Investments [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	2,721
Available-for-Sale Investments [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	2,406
Available-for-Sale Investments [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	310
Available-for-Sale Investments [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	5
Investments held at FVTPL [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1,219	0
Investments held at FVTPL [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1,194	0
Investments held at FVTPL [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Investments held at FVTPL [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		25	0
Investments held at FVTOCI [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		446	0
Investments held at FVTOCI [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		108	0
Investments held at FVTOCI [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		338	0
Investments held at FVTOCI [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Associates [member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		87	79
Associates [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Associates [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Associates [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		87	79
Derivatives [member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1,247	1,545
Derivatives [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Derivatives [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1,246	1,544
Derivatives [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1	1
Commodity Derivatives [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		101	69
Commodity Derivatives [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Commodity Derivatives [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		18	8
Commodity Derivatives [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		83	61
Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	110
Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0	0
Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		£ 0	£ 110
Quadgas HoldCo Limited [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Proportion of ownership interest in associate, put/call option equity interest		14.00%		14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest	25.00%		25.00%
Quadgas HoldCo Limited [Member] | Put/Call Option Derivatives - FAA [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			£ 110